Summary of Significant Accounting Policies Asset Retirement Obligations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1		$ 69.6	$ 63.3
Accretion expense		3.1	2.8
Revisions in estimated cash flows	[1]	2.4	3.6
Liabilities settled		0.0	(0.1)
Balance at December 31		$ 75.1	$ 69.6

[1]	Assumptions changed related to the estimated timing of asbestos abatement and estimated cost of ash pond removal at two of OG&E's generating facilities.